Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Schedule of Determination of the Fair Value of Financial Instruments

Determination of the fair value as of December 31, 2020 and 2019

	As of December 31, 2020
		Estimated fair value
	Book value	Recurring	Non-recurring (*)
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	3,089,072	—	3,089,072
Cash items in process of collection	173,192	—	173,192
Financial instruments at fair value through profit or loss	582,710	582,710	—
Financial instruments at fair value through other comprehensive income	3,970,899	3,970,899	—
Loans and accounts receivable at amortized cost	21,576,108	—	22,767,597
Financial instruments at amortized cost	111,542	—	110,608
Investments under resale agreements	105,580	—	105,580
Financial derivative contracts	3,982,803	3,982,803	—
Interbank loans, net	7,121	—	7,121
Totals	33,599,027	8,536,412	26,253,170
LIABILITIES
Deposits and other demand liabilities	6,197,406	—	6,197,406
Cash in process of being cleared	154,232	—	154,232
Obligations under repurchase agreements	638,851	—	638,851
Time deposits and other time liabilities	11,433,064	—	11,574,924
Financial derivative contracts	3,673,591	3,673,591	—
Interbank borrowings	3,798,978	—	3,794,375
Debt instruments issued	6,204,856	—	7,330,126
Lease contract liabilities	151,885	—	164,304
Other financial liabilities	13,123	—	13,123
Totals	32,265,986	3,673,591	29,867,341

(*)   Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2019
		Estimated fair value
	Book value	Recurring	Non-recurring
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	1,009,681	—	1,009,681
Cash items in process of collection	231,305	—	231,305
Financial instruments at fair value through profit or loss	183,702	183,702	—
Financial instruments at fair value through other comprehensive income	3,598,890	3,598,890	—
Loans and accounts receivable at amortized cost	22,254,697	—	23,313,453
Financial instruments at amortized cost	115,658	—	114,175
Investments under resale agreements	75,975	—	75,975
Financial derivative contracts	3,154,957	3,154,957	—
Interbank loans, net	56,396	—	56,396
Totals	30,681,261	6,937,549	24,800,985
LIABILITIES
Deposits and other demand liabilities	4,873,448	—	4,873,448
Cash in process of being cleared	164,573	—	164,573
Obligations under repurchase agreements	559,457	—	559,457
Time deposits and other time liabilities	11,620,187	—	11,692,076
Financial derivative contracts	2,938,034	2,938,034	—
Interbank borrowings	2,646,756	—	2,646,176
Debt instruments issued	6,408,356	—	7,244,551
Lease contract liabilities	172,924	—	175,263
Other financial liabilities	12,966	—	12,966
Totals	29,396,701	2,938,034	27,368,510

Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring)

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) :

	As of December 31,
Non-recurring fair value measurement	2020	2019
	MCh$	MCh$
ASSETS
Cash and deposits in banks	3,089,072	1,009,681
Cash items in process of collection	173,192	231,305
Loans and accounts receivable at amortized cost	22,767,597	23,313,453
Investments under resale agreements	105,580	75,975
Interbank loans, net	7,121	56,396
Financial instruments at amortized cost	110,608	114,175
Totals	26,253,170	24,800,985
LIABILITIES
Deposits and other demand liabilities	6,197,406	4,873,448
Cash in process of being cleared	154,232	164,573
Obligations under repurchase agreements	638,851	559,457
Time deposits and other time liabilities	11,574,924	11,692,076
Interbank borrowings	3,794,375	2,646,176
Debt issued	7,330,126	7,244,551
Lease contract liabilities	164,304	175,263
Other financial obligations	13,123	12,966
Totals	29,867,341	27,368,510

Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring)

Fair Value measurement of financial assets and liabilities (recurring) -:

	As of December 31,
Fair value measurement of recurring items	2020	2019
	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	582,710	183,702
Central Bank of Chile and Government securities	108,042	80,898
Other securities issued in Chile	271	23,123
Foreign government and Central Bank instruments	432,178	67,088
Other instruments issued abroad	4,861	4,390
Investments in mutual funds	35,017	5,903
Other investments at FVTPL	2,341	2,300
Financial instruments at fair value through other comprehensive income	3,970,899	3,598,890
Central Bank of Chile and Government securities	3,056,179	2,174,278
Other securities issued in Chile	296,665	536,576
Foreign government and Central Bank instruments	217,185	165,927
Other instruments issued abroad	394,691	716,423
Other investments at FVOCI	6,179	5,686
Financial derivative contracts	3,982,803	3,154,957
Forwards	472,208	454,300
Swaps	3,509,315	2,696,635
Call options	195	3,805
Put options	1,085	217
Totals	8,536,412	6,937,549
LIABILITIES
Financial derivative contracts	3,673,591	2,938,034
Forwards	433,863	504,275
Swaps	3,238,371	2,431,436
Call options	271	1,758
Put options	1,086	565
Totals	3,673,591	2,938,034

Schedule of Financial Derivative Instruments

These adjustments are recorded periodically in the financial statements. As of December 2020, 2019 and 2018, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

	As of December 31,
	2020		2019		2018
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	—	—	(2)	1	—	—
Fair value hedge	—	—	—	—	—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Cash flow hedge	—	—	(2)	1	—	—
Currency forwards	—	—	(2)	1	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Hedge of net investments in a foreign operation	—	—	—	—	—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Derivatives held for trading	(40,971)	589	(28,172)	446	(37,821)	340
Currency forwards	(443)	205	(341)	123	(127)	65
Currency swaps	(36,363)	37	(4,642)	295	(31,167)	127
Interest rate swaps	(4,165)	347	(23,189)	28	(6,527)	148
Call currency options	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—
Total financial derivative contracts	(40,971)	589	(28,174)	447	(37,821)	340

Schedule of Impacts on the Portfolio of a Recalibration

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

	As of December 31, 2020			As of December 31, 2019
	Forward			Forward
	Americano	Basis TAB	Basis TAB	Americano	Basis TAB	Basis TAB
Impact calibration	USD-CLP	CLP	CLF	USD-CLP	CLP	CLF
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Volatility exchange rate USD-CLP	—	—	—	—	—	—
TAB 30	—	76	—	—	98	—
TAB 90	—	1	—	—	4	—
TAB 180	—	33	15	—	39	18
TAB 360	—	—	3	—	—	4
Totals	—	110	18	—	141	22

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13, as of December 31, 2020 and 2019 :

	As of December 31, 2020
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	582,710	575,237	7,473	—
Central Bank of Chile and Government securities	108,042	108,042	—	—
Other securities issued locally	271	—	271	—
Foreign government and Central Bank instruments	432,178	432,178	—	—
Other securities issued abroad	4,861	—	4,861	—
Investments in mutual funds	35,017	35,017	—	—
Other investments at FVTPL	2,341	—	2,341	—
Financial instruments at fair value through other comprehensive income	3,970,899	3,608,717	362,182	—
Central Bank of Chile and Government securities	3,056,179	3,056,179	—	—
Other securities issued locally	296,665	—	296,665	—
Foreign government and Central Bank instruments	217,185	217,185	—	—
Other securities issued abroad	394,691	335,353	59,338	—
Other investments at FVOCI	6,179	—	6,179	—
Financial derivative contracts	3,982,803	—	3,955,538	27,265
Forwards	472,208	—	468,632	3,576
Swaps	3,509,315	—	3,485,626	23,689
Call options	195	—	195	—
Put options	1,085	—	1,085	—
Totals	8,536,412	4,183,954	4,325,193	27,265
LIABILITIES
Financial derivative contracts	3,673,591	—	3,672,751	840
Forwards	433,863	—	433,747	116
Swaps	3,238,371	—	3,237,647	724
Call options	271	—	271	—
Put options	1,086	—	1,086	—
Totals	3,673,591	—	3,672,751	840

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2019
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	183,702	177,009	6,693	—
Central Bank of Chile and Government securities	80,898	80,898	—	—
Other securities issued locally	23,123	23,120	3	—
Foreign government and Central Bank instruments	67,088	67,088	—	—
Other securities issued abroad	4,390	—	4,390	—
Investments in mutual funds	5,903	5,903	—	—
Other investments at FVTPL	2,300	—	2,300	—
Financial instruments at fair value through other comprehensive income	3,598,890	3,009,607	589,283	—
Central Bank of Chile and Government securities	2,174,278	2,174,278	—	—
Other securities issued locally	536,576	—	536,576	—
Foreign government and Central Bank instruments	165,927	165,927	—	—
Other securities issued abroad	716,423	669,402	47,021	—
Other investments at FVOCI	5,686	—	5,686	—
Financial derivative contracts	3,154,957	—	3,127,525	27,432
Forwards	454,299	—	449,239	5,060
Swaps	2,696,636	—	2,674,264	22,372
Call options	3,805	—	3,805	—
Put options	217	—	217	—
Totals	6,937,549	3,186,616	3,723,501	27,432
LIABILITIES
Financial derivative contracts	2,938,034	—	2,936,915	1,119
Forwards	504,275	—	504,094	181
Swaps	2,431,436	—	2,430,498	938
Call options	1,758	—	1,758	—
Put options	565	—	565	—
Totals	2,938,034	—	2,936,915	1,119

Schedule of Reconciliation by Fair Value Heirarchy

As of December 31, 2020 and 2019 no transfers were observed between Level 1 and Level 2, as shown below

	As of December 31,
Measurement at fair value of instruments	2020
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	582,710	—	—
Financial instruments at fair value through other comprehensive income	3,970,899	—	—
Financial derivative contracts	3,982,803	—	—
Totals	8,536,412	—	—
LIABILITIES
Financial derivative contracts	3,673,591	—	—
Totals	3,673,591	—	—

	As of December 31,
Measurement at fair value of instruments	2019
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	183,702	—	—
Financial instruments at fair value through other comprehensive income	3,598,890	—	—
Financial derivative contracts	3,154,957	—	—
Totals	6,937,549	—	—
LIABILITIES
Financial derivative contracts	2,938,034	—	—
Totals	2,938,034	—	—

Schedule of Reconciliation of Assets and Liabilities

The following table reconciles assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019.

	As of December 31, 2020
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	27,432	28,603	—	(28,770)	—	27,265
Forwards	5,060	23,803	—	(25,287)	—	3,576
Swaps	22,372	4,800	—	(3,483)	—	23,689
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	27,432	28,603	—	(28,770)	—	27,265
LIABILITIES
Financial derivative contracts	1,119	725	—	(1,004)	—	840
Forwards	181	2,397	—	(2,462)	—	116
Swaps	938	(1,672)	—	1,458	—	724
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	1,119	725	—	(1,004)	—	840

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2019
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	27,156	17,328	—	(17,052)	—	27,432
Forwards	618	12,398	—	(7,956)	—	5,060
Swaps	26,538	4,930	—	(9,096)	—	22,372
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	27,156	17,328	—	(17,052)	—	27,432
LIABILITIES
Financial derivative contracts	569	3,208	—	(2,658)	—	1,119
Forwards	49	2,565	—	(2,433)	—	181
Swaps	520	643	—	(225)	—	938
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	569	3,208	—	(2,658)	—	1,119

Schedule of Classified Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2020 and 2019.

	As of December 31, 2020
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	3,089,072	3,089,072	—	—
Cash items in process of collection	173,192	173,192	—	—
Loans and accounts receivable at amortized cost	22,767,597	—	—	22,767,597
Financial instruments at amortized cost	110,608	110,608	—	—
Investments under resale agreements	105,580	105,580	—	—
Interbank loans, net	7,121	7,121	—	—
Totals	26,253,170	3,485,573	—	22,767,597
LIABILITIES
Deposits and other demand liabilities	6,197,406	6,197,406	—	—
Cash in process of being cleared	154,232	154,232	—	—
Obligations under repurchase agreements	638,851	638,851	—	—
Time deposits and other time liabilities	11,574,924	—	11,574,924	—
Interbank borrowings	3,794,375	3,794,375	—	—
Debt instruments issued	7,330,126	—	7,330,126	—
Lease contract liabilities	164,304	—	164,304	—
Other financial liabilities	13,123	13,123	—	—
Totals	29,867,341	10,797,987	19,069,354	—

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2019
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	1,009,681	1,009,681	—	—
Cash items in process of collection	231,305	231,305	—	—
Investments under resale agreements	23,313,453	—	—	23,313,453
Interbank loans, net	114,175	114,175	—	—
Loans and accounts receivable from customers, net	75,975	75,975	—	—
Held to maturity investments	56,396	56,396	191	191
Totals	24,800,985	1,487,532	191	23,313,644
LIABILITIES
Deposits and other demand liabilities	4,873,448	4,873,448	—	—
Cash in process of being cleared	164,573	164,573	—	—
Obligations under repurchase agreements	559,457	559,457	—	—
Time deposits and other time liabilities	11,692,076	—	11,692,076	—
Interbank borrowings	2,646,176	2,646,176	—	—
Debt instruments issued	7,244,551	—	7,244,551	—
Lease contract liabilities	175,263	—	175,263	—
Other financial liabilities	12,966	12,966	—	—
Totals	27,368,510	8,256,620	19,111,890	—